DISCONTINUED OPERATIONS (Details) - USD ($)		12 Months Ended
	Dec. 14, 2021	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
IfrsStatementLineItems [Line Items]
Sales	$ 9,412,830	$ 767,790	$ 35,487	$ 20,427
Cost of sales		771,545	568,712	1,380,872
Gross profit (loss)		(3,755)	(533,225)	(1,360,445)
Operating expenses
Other general and administrative expenses		144,160	58,602	37,438
Marketing		696,777	1,587,526	877,165
Professional fees		992,322	513,529	669,769
Total operating expenses		6,130,155	5,900,183	4,146,050
Other income (expenses)
Total other income (expenses)		(6,653,226)	2,405,111	(288,067)
Profit (loss) before income taxes		(12,787,136)	(4,028,297)	(5,794,562)
Profit (loss) from discontinued operations			(2,081,088)	(67,447)
Net cash provided by operating activities		(3,572,974)	(4,973,865)	(3,060,580)
Net cash used in investing activities		(1,589,856)	(2,883,637)	(160,697)
Net cash flows for the year		$ 3,761,712	(2,908,273)	198,735
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Sales			304,522	302,066
Cost of sales			104,981	111,555
Gross profit (loss)			199,541	190,511
Operating expenses
Consulting and director fees			9,000	85,500
Other general and administrative expenses			10,609	22,793
Management and directors salaries and fees			66,328	85,203
Marketing				213
Professional fees			22,201	65,503
Total operating expenses			108,138	259,212
Other income (expenses)
Impairment of goodwill			(2,172,491)
Total other income (expenses)			(2,172,491)
Profit (loss) before income taxes			(2,081,088)	(68,701)
Income tax expense (recovery)				(1,254)
Profit (loss) from discontinued operations			(2,081,088)	(67,447)
Profit (loss) attributable to non-controlling interest from discontinued operations			(1,411,239)	(33,049)
Profit (loss) attributable to the Company from discontinued operations			(669,849)	(34,398)
Net cash provided by operating activities			79,179	56,760
Net cash used in investing activities				(100,000)
Net cash flows for the year			$ 79,179	$ (43,240)